UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22039

         First Trust Specialty Finance and Financial Opportunities Fund
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              --------------

                     Date of reporting period: May 31, 2015
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                  FIRST TRUST
                               SPECIALTY FINANCE
                                 AND FINANCIAL
                               OPPORTUNITIES FUND
                                     (FGB)

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  MAY 31, 2015


FIRST TRUST                                                     CONFLUENCE
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)

                               SEMI-ANNUAL REPORT
                                  MAY 31, 2015

Shareholder Letter..........................................................   1
At a Glance.................................................................   2
Portfolio Commentary........................................................   3
Portfolio of Investments....................................................   5
Statement of Assets and Liabilities.........................................   8
Statement of Operations.....................................................   9
Statements of Changes in Net Assets.........................................  10
Statement of Cash Flows.....................................................  11
Financial Highlights........................................................  12
Notes to Financial Statements...............................................  13
Additional Information......................................................  18


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section for a discussion of certain other material risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                  MAY 31, 2015


Dear Shareholders:

Thank you for your investment in First Trust Specialty Finance and Financial Opportunities Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the six months ended May 31, 2015, including a portfolio commentary from the Fund's management team, a performance analysis and a market and Fund outlook. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
"AT A GLANCE"
AS OF MAY 31, 2015 (UNAUDITED)

----------------------------------------------------------------------
FUND STATISTICS
----------------------------------------------------------------------
Symbol on New York Stock Exchange                                  FGB
Common Share Price                                               $7.20
Common Share Net Asset Value ("NAV")                             $7.31
Premium (Discount) to NAV                                        (1.50)%
Net Assets Applicable to Common Shares                    $104,702,631
Current Quarterly Distribution per Common Share (1)            $0.1725
Current Annualized Distribution per Common Share               $0.6900
Current Distribution Rate on Closing Common Share Price (2)       9.58%
Current Distribution Rate on NAV (2)                              9.44%
----------------------------------------------------------------------

-------------------------------------------------
 COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
-------------------------------------------------
            Common Share Price     NAV
5/14              $7.67           $7.99
                   7.71            8.05
                   7.61            8.08
                   7.63            8.11
6/14               7.95            8.42
                   7.96            8.43
                   7.90            8.32
                   7.91            8.28
7/14               8.33            8.33
                   8.44            8.05
                   8.20            8.13
                   8.76            8.22
                   8.71            8.08
8/14               8.85            8.22
                   8.58            8.19
                   8.77            8.12
                   8.60            7.91
9/14               8.17            7.85
                   8.05            7.73
                   7.86            7.52
                   7.96            7.63
                   8.19            7.72
10/14              8.13            7.86
                   8.13            7.87
                   8.22            7.87
                   8.58            7.67
11/14              8.58            7.72
                   8.00            7.57
                   7.40            7.10
                   7.80            7.39
12/14              7.62            7.34
                   7.75            7.37
                   7.80            7.37
                   7.45            7.17
                   7.40            7.22
1/15               7.47            7.20
                   7.60            7.48
                   7.56            7.50
                   7.48            7.44
2/15               7.76            7.53
                   7.69            7.49
                   7.48            7.44
                   7.55            7.49
3/15               7.54            7.49
                   7.46            7.48
                   7.50            7.50
                   7.50            7.53
4/15               7.55            7.61
                   7.54            7.51
                   7.21            7.27
                   7.20            7.42
                   7.17            7.31
5/15               7.20            7.31


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                            Average Annual Total Return
                                                                                         ----------------------------------
                                                                                                               Inception
                                               6 Months Ended        1 Year Ended        5 Years Ended         (5/25/07)
                                                  5/31/15              5/31/15              5/31/15           to 5/31/15
FUND PERFORMANCE (3)
NAV                                                -0.82%               -0.11%              10.55%              -1.47%
Market Value                                      -12.10%                2.50%               9.70%              -2.21%

INDEX PERFORMANCE
Blended Index(4)                                   -0.29%                1.71%              11.86%               2.85%
MSCI U.S. Investable Market Financials Index        1.30%                9.67%              10.19%              -3.81%
---------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------
                                               % OF TOTAL
TOP 10 HOLDINGS                                INVESTMENTS
----------------------------------------------------------
Ares Capital Corp.                                   9.6%
Golub Capital BDC, Inc.                              6.9
THL Credit, Inc.                                     5.7
New Mountain Finance Corp.                           5.6
TCP Capital Corp.                                    5.3
Triangle Capital Corp.                               5.3
PennantPark Investment Corp.                         5.2
CYS Investments, Inc.                                4.8
Hercules Technology Growth Capital, Inc.             4.6
Solar Capital Ltd.                                   4.4
----------------------------------------------------------
                                       Total        57.4%
                                                   ======

----------------------------------------------------------
                                               % OF TOTAL
INDUSTRY                                       INVESTMENTS
----------------------------------------------------------
Capital Markets                                     86.5%
Real Estate Investment Trusts (REITs)               11.4
Diversified Financial Services                       2.0
IT Services                                          0.1
----------------------------------------------------------
                                       Total       100.0%
                                                   ======

----------------------------------------------------------
                                               % OF TOTAL
ASSET CLASSIFICATION                           INVESTMENTS
----------------------------------------------------------
Common Stocks - Business Development Companies      84.5%
Common Stocks                                       12.6
Master Limited Partnerships                          2.0
Investment Companies                                 0.9
----------------------------------------------------------
                                       Total       100.0%
                                                   ======

(1) Most recent distribution paid or declared through 5/31/2015. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 5/31/2015. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4)   Blended index consists of the following:
        Wells Fargo BDC Index (70%), FTSE NAREIT Mortgage REIT Index (20%) and S&P SmallCap Financials Index (10%).
      From 2009-2012, the blended index consisted of the following:
        Red Rocks Global Listed Private Equity Index (70%), FTSE NAREIT Mortgage REIT Index (20%) and S&P SmallCap Financials Index (10%).
      One of these indicies was discontinued during 2012, therefore the blended index was changed.
      From 2007-2009, the blended index consisted of the following:
        Red Rocks Listed Private Equity Index (40%), FTSE NAREIT Mortgage
        REIT Index (20%), FTSE NAREIT Hybrid REIT Index (20%), Merrill Lynch Preferred Stock Hybrid Securities Index (10%) and Russell 2000 Financial Services Index (10%).
      Certain of these indices were discontinued during 2009, therefore the blended index was changed.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2015

                                  SUB-ADVISOR

Confluence Investment Management LLC, a registered investment advisor ("Confluence" or the "Sub-Advisor"), located in St. Louis, Missouri, serves as the Sub-Advisor to First Trust Specialty Finance and Financial Opportunities Fund ("FGB" or the "Fund"). The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.

                      CONFLUENCE PORTFOLIO MANAGEMENT TEAM

MARK KELLER, CFA
CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER

DAVID MIYAZAKI, CFA
SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

DANIEL WINTER, CFA
SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER


                                   COMMENTARY

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)

The primary investment objective of the Fund is to seek a high level of current income. As a secondary objective, the Fund seeks an attractive total return. The Fund pursues its investment objectives by investing at least 80% of its managed assets in a portfolio of securities of specialty finance and other financial companies that the Fund's Sub-Advisor believes offer attractive opportunities for income and capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

FGB is a financial sector fund with a particular focus on a niche called business development companies ("BDCs"). BDCs lend to and invest in private companies, oftentimes working with those not large enough to efficiently access the public markets. Each BDC has a unique profile, determined by its respective management team. Some specialize in particular industries, while others apply a more generalized approach and maintain a diversified portfolio. Both approaches can work effectively and offer shareholders a unique and differentiated return opportunity derived from the private markets. During the six months ending May 31, 2015, the Fund had over 80% of its assets invested in 31 BDCs.

The BDC industry has been through a series of challenges in recent months. In 2014, Russell Investments and Standard & Poor's both decided to exclude BDCs from their widely followed equity benchmark indices. This decision created significant selling volume, particularly from passively managed funds, which pressured valuations and prices lower. In addition, a rapid decline in crude oil prices in the latter half of 2014 created volatility in the high-yield bond markets and raised investor concerns regarding BDC exposure to energy sector borrowers. And finally, poor credit underwriting and dilutive equity issuance set the stage for a small number of BDCs to lower their dividends. Altogether, these conditions have made the recent ride a bit bumpy for BDC investors.

Fortunately, the net asset value of FGB was generally level over the first six months of the Fund's fiscal year. This performance was achieved in part through the Fund's overweight exposure to BDCs we deem to be of high quality. These BDCs are led by experienced managers who have delivered attractive risk-adjusted returns with reasonable shareholder fee structures. So even as industry conditions at times became volatile, the Fund had exposure to operating fundamentals that were oftentimes more stable.

A smaller proportion of the Fund's BDC allocation includes companies that are working to turn around poor performance, or may still be developing credibility in the public equity markets. In these situations, we look to find a valuation discount to help address situational challenges. These discounts sometimes create higher income and capital appreciation potential and we attempt to be opportunistic in managing the exposure.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2015

The Fund maintained its allocation to mortgage-backed securities real estate investment trusts ("MBS REITs"). Although valuations remain historically low, these companies have been able to deliver significant income to shareholders. Still, investors remain wary of these companies, based upon their leveraged exposure to the MBS market. We recognize that MBS REITs bring a measure of risk and volatility into the portfolio; however, they also are able to contribute income and capital appreciation potential. Therefore, we continue to selectively invest in this industry.

The Fund also has investments in companies that help pursue income and growth objectives in ways that are different from those of BDCs or MBS REITs. At times, some of this allocation may include stocks with small or non-existent dividends. These companies are often well positioned to grow and compound their earnings and may help the Fund compound its own net asset value. Over time, this allocation may rise and fall, depending upon the opportunities we identify.

PERFORMANCE ANALYSIS

SIX MONTHS TOTAL RETURN ENDED 5/31/15
FGB Market Value Total Return    -12.10%
FGB NAV Total Return              -0.82%
Blended Index*                    -0.29%

* Components of the blended index: Wells Fargo BDC Index (70%); FTSE NAREIT Mortgage REIT Index (20%); S&P Small Cap Financials Index (10%). Source:
Bloomberg, BNY Mellon

The Fund's market value total return of -12.10% was lower than the Fund's net asset value ("NAV") total return of -0.82%, as its premium to NAV declined, moving from +11.14% to -1.50% during the six months ended May 31, 2015. Both these metrics of the Fund's performance were below the -0.29% total return of the Fund's blended index. Because FGB is unique in its focus on BDCs, it often performs in a much different manner than most benchmarks, including its own blended index; however, for this timeframe, the Fund's NAV performance was very similar to its blended index.

The Fund uses leverage because we believe that over time, leverage provides opportunities for additional income and total return for common shareholders. However, the use of leverage can also expose common shareholders to additional volatility. For example, if the prices of securities held by the Fund decline, the negative impact of valuation changes on Common Share NAV and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance Common Share returns during periods when the prices of securities held by the Fund generally are rising. For the six-month period ended May 31, 2015, leverage had a negative impact on the Fund's performance.

OUTLOOK

From the index exclusion to volatile energy prices, the BDC industry seemingly faces a continuous stream of challenges. As we look forward, a growing challenge may come from a slowdown in deal flow in the middle markets, which is where most BDCs make their loans. In the first and second quarters of calendar 2015, we observed much lower deal flow in the private debt markets and this could create challenges for BDC managers who are looking for attractive investments. It may be particularly difficult for BDCs that are overcapitalized or are highly dependent upon fee income from new deal origination.

Still, one consequence of facing headwinds so often is many BDCs have grown to be quite resilient. Their managers find ways to deliver attractive returns without taking excessive risk in a variety of market conditions. The Fund's BDC allocation remains overweight in its exposure to these high quality BDCs.

It's also worth noting that not all gusts in the BDC industry are headwinds. There are constructive, if less obvious, developments as well. For example, legislation continues to move through Congress that would enable BDCs to potentially pursue higher risk-adjusted returns. We also continue to see new BDCs enter the public arena each year, a trend that is improving both the size and quality of the overall industry. So despite all the industry challenges, the BDC industry continues to evolve and improve. FGB provides a unique exposure to the income, growth and differentiated returns available from the BDC industry.

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) PORTFOLIO OF INVESTMENTS
MAY 31, 2015 (UNAUDITED)

   SHARES                            DESCRIPTION                              VALUE
------------  ---------------------------------------------------------   -------------
COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 103.9%

              CAPITAL MARKETS - 103.9%
      83,160  Alcentra Capital Corp....................................   $   1,140,124
     204,200  American Capital Ltd. (a) (b)............................       2,899,640
      10,000  American Capital Senior Floating Ltd.....................         132,500
     522,408  Apollo Investment Corp. (b)..............................       4,100,903
     735,412  Ares Capital Corp. (b)...................................      12,318,151
      91,900  BlackRock Capital Investment Corp........................         865,698
      78,845  CM Finance, Inc..........................................       1,092,003
     185,000  FS Investment Corp. (b)..................................       1,916,600
     194,045  Gladstone Capital Corp...................................       1,548,479
     183,333  Gladstone Investment Corp. (b)...........................       1,389,664
     514,730  Golub Capital BDC, Inc. (b)..............................       8,915,124
      16,699  Harvest Capital Credit Corp..............................         235,790
     463,198  Hercules Technology Growth Capital, Inc. (b).............       5,942,830
     208,848  Horizon Technology Finance Corp. (b).....................       2,946,845
     340,472  KCAP Financial, Inc. (b).................................       2,073,474
      38,798  Main Street Capital Corp. (b)............................       1,197,694
     250,353  Medallion Financial Corp. (b)............................       2,425,921
     556,714  Medley Capital Corp. (b).................................       5,216,410
     473,664  New Mountain Finance Corp. (b)...........................       7,161,800
     142,084  OFS Capital Corp. (b)....................................       1,740,529
      82,012  PennantPark Floating Rate Capital Ltd. (b)...............       1,160,470
     689,112  PennantPark Investment Corp. (b).........................       6,649,931
      14,936  Saratoga Investment Corp.................................         260,185
     295,709  Solar Capital Ltd. (b)...................................       5,653,956
      53,031  Solar Senior Capital Ltd. (b)............................         855,390
     142,062  Stellus Capital Investment Corp. (b).....................       1,724,633
     422,728  TCP Capital Corp. (b)....................................       6,856,648
     582,618  THL Credit, Inc. (b).....................................       7,317,682
     138,463  TPG Specialty Lending, Inc. (b)..........................       2,510,334
     281,548  Triangle Capital Corp. (b)...............................       6,796,569
     277,845  TriplePoint Venture Growth BDC Corp. (b).................       3,778,692
                                                                          -------------
              TOTAL COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES.....     108,824,669
              (Cost $109,912,668)                                         -------------

COMMON STOCKS - 15.5%

              CAPITAL MARKETS - 1.3%
      73,767  Safeguard Scientifics, Inc. (a)..........................       1,321,904
                                                                          -------------
              IT SERVICES - 0.1%
       5,000  Black Knight Financial Services, Inc. (a)................         137,900
                                                                          -------------
              REAL ESTATE INVESTMENT TRUSTS - 14.1%
     367,500  Annaly Capital Management, Inc. (b)......................       3,836,700
      10,000  Ares Commercial Real Estate Corp.........................         116,500
      89,500  Capstead Mortgage Corp. (b)..............................       1,058,785
     696,880  CYS Investments, Inc. (b)................................       6,237,076


                        See Notes to Financial Statements                 Page 5

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2015 (UNAUDITED)

  SHARES/
   UNITS                             DESCRIPTION                              VALUE
------------  ---------------------------------------------------------   -------------
COMMON STOCKS (CONTINUED)

              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     194,282  Hatteras Financial Corp. (b).............................   $   3,489,305
                                                                          -------------
                                                                             14,738,366
                                                                          -------------
              TOTAL COMMON STOCKS......................................      16,198,170
              (Cost $20,628,510)                                          -------------

MASTER LIMITED PARTNERSHIPS - 2.5%

              DIVERSIFIED FINANCIAL SERVICES - 2.5%
     158,200  Compass Diversified Holdings (b).........................       2,584,988
                                                                          -------------
              TOTAL MASTER LIMITED PARTNERSHIPS........................       2,584,988
              (Cost $369,899)                                             -------------

 INVESTMENT COMPANIES - 1.2%

              CAPITAL MARKETS - 1.2%
      70,000  Stonecastle Financial Corp...............................       1,222,900
                                                                          -------------
              TOTAL INVESTMENT COMPANIES...............................       1,222,900
              (Cost $1,751,530)                                           -------------

              TOTAL INVESTMENTS - 123.1%...............................     128,830,727
              (Cost $132,662,607) (c)

              OUTSTANDING LOAN - (23.9%)...............................     (25,000,000)

              NET OTHER ASSETS AND LIABILITIES - 0.8%..................         871,904
                                                                          -------------
              NET ASSETS - 100.0%......................................   $ 104,702,631
                                                                          =============

-----------------------------

(a)   Non-income producing security.

(b) All or a portion of this security serves as collateral on the outstanding loan.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of May 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,502,186 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,334,066.


Page 6                  See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2015 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of May 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                              5/31/2015         PRICES          INPUTS          INPUTS
------------------------------------------------------  ------------    ------------    ------------    ------------
Common Stocks - Business Development Companies*.......  $108,824,669    $108,824,669    $         --    $         --
Common Stocks*........................................    16,198,170      16,198,170              --              --
Master Limited Partnerships*..........................     2,584,988       2,584,988              --              --
Investment Companies*.................................     1,222,900       1,222,900              --              --
                                                        ------------    ------------    ------------    ------------
Total Investments.....................................  $128,830,727    $128,830,727    $         --    $         --
                                                        ============    ============    ============    ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at May 31, 2015.


                        See Notes to Financial Statements                 Page 7

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2015 (UNAUDITED)

ASSETS:
Investments, at value
    (Cost $132,662,607)............................................................................     $128,830,727
Cash...............................................................................................          668,460
Foreign currency (Cost $26)........................................................................               20
Receivables:
    Dividends......................................................................................          343,870
    Interest.......................................................................................               19
Prepaid expenses...................................................................................          108,872
                                                                                                        ------------
    Total Assets...................................................................................      129,951,968
                                                                                                        ------------

LIABILITIES:
Outstanding loan...................................................................................       25,000,000
Payables:
    Investment advisory fees.......................................................................          110,909
    Offering costs.................................................................................           69,269
    Audit and tax fees.............................................................................           27,563
    Printing fees..................................................................................           11,585
    Administrative fees............................................................................            8,293
    Transfer agent fees............................................................................            5,787
    Custodian fees.................................................................................            5,017
    Legal fees.....................................................................................            4,048
    Trustees' fees and expenses....................................................................            3,047
    Interest and fees on loan......................................................................            2,308
    Financial reporting fees.......................................................................              776
Other liabilities..................................................................................              735
                                                                                                        ------------
    Total Liabilities..............................................................................       25,249,337
                                                                                                        ------------
NET ASSETS.........................................................................................     $104,702,631
                                                                                                        ============

NET ASSETS CONSIST OF:
Paid-in capital....................................................................................     $266,110,255
Par value..........................................................................................          143,213
Accumulated net investment income (loss)...........................................................       (3,145,192)
Accumulated net realized gain (loss) on investments................................................     (154,573,760)
Net unrealized appreciation (depreciation) on investments..........................................       (3,831,885)
                                                                                                        ------------
NET ASSETS.........................................................................................     $104,702,631
                                                                                                        ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...............................     $       7.31
                                                                                                        ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)........       14,321,269
                                                                                                        ============


Page 8                  See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)

INVESTMENT INCOME:
Dividends .........................................................................................     $  6,228,260
Interest...........................................................................................              109
Other..............................................................................................               27
                                                                                                        ------------
    Total investment income........................................................................        6,228,396
                                                                                                        ------------
EXPENSES:
Investment advisory fees...........................................................................          653,098
Interest and fees on loan..........................................................................          110,279
Administrative fees................................................................................           39,497
At the market offering costs.......................................................................           32,767
Printing fees......................................................................................           29,085
Audit and tax fees.................................................................................           23,535
Transfer agent fees................................................................................           16,456
Custodian fees.....................................................................................            9,451
Trustees' fees and expenses........................................................................            8,808
Financial reporting fees...........................................................................            4,630
Legal fees.........................................................................................            2,985
Other..............................................................................................           19,382
                                                                                                        ------------
    Total expenses.................................................................................          949,973
                                                                                                        ------------
NET INVESTMENT INCOME (LOSS).......................................................................        5,278,423
                                                                                                        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments............................................................       (1,731,226)
                                                                                                        ------------
Net change in unrealized appreciation (depreciation) on:
    Investments....................................................................................       (4,504,740)
    Foreign currency transactions..................................................................               (1)
                                                                                                        ------------
Net change in unrealized appreciation (depreciation)...............................................       (4,504,741)
                                                                                                        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)............................................................       (6,235,967)
                                                                                                        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................................     $   (957,544)
                                                                                                        ============


                        See Notes to Financial Statements                 Page 9

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS
                                                                                         ENDED           YEAR
                                                                                       5/31/2015        ENDED
                                                                                      (UNAUDITED)     11/30/2014
                                                                                      ------------   ------------
OPERATIONS:
Net investment income (loss)........................................................  $  5,278,423   $  9,317,382
Net realized gain (loss)............................................................    (1,731,226)    (6,664,362)
Net change in unrealized appreciation (depreciation)................................    (4,504,741)    (5,583,757)
                                                                                      ------------   ------------
Net increase (decrease) in net assets resulting from operations.....................      (957,544)    (2,930,737)
                                                                                      ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................................................    (4,937,100)    (9,432,994)
Return of capital...................................................................            --       (356,935)
                                                                                      ------------   ------------
Total distributions to shareholders.................................................    (4,937,100)    (9,789,929)
                                                                                      ------------   ------------

CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested..............................................        77,326         34,287
Proceeds from Common Shares sold through at the market offerings....................       125,208             --
                                                                                      ------------   ------------
Net increase (decrease) in net assets resulting from capital transactions...........       202,534         34,287
                                                                                      ------------   ------------
Total increase (decrease) in net assets.............................................    (5,692,110)   (12,686,379)
                                                                                      ------------   ------------

NET ASSETS:
Beginning of period.................................................................   110,394,741    123,081,120
                                                                                      ------------   ------------
End of period.......................................................................  $104,702,631   $110,394,741
                                                                                      ============   ============
Accumulated net investment income (loss) at end of period...........................  $ (3,145,192)  $ (3,486,515)
                                                                                      ============   ============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period................................................    14,294,917     14,290,840
Common Shares sold through at the market offerings..................................        16,400             --
Common Shares issued as reinvestment under the Dividend Reinvestment Plan...........         9,952          4,077
                                                                                      ------------   ------------
Common Shares at end of period......................................................    14,321,269     14,294,917
                                                                                      ============   ============


Page 10                 See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ....................  $   (957,544)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
     Purchases of investments.......................................................    (8,520,588)
     Sales, maturities and paydowns of investments..................................     7,403,835
     Return of capital received from MLPs...........................................        61,632
     Net realized gain/loss on investments..........................................     1,731,226
     Net change in unrealized appreciation/depreciation on investments..............     4,504,740
CHANGES IN ASSETS AND LIABILITIES:
     Decrease in interest receivable................................................             5
     Increase in dividends receivable...............................................        (4,200)
     Increase in prepaid expenses...................................................      (104,727)
     Decrease in interest and fees on loan payable..................................          (649)
     Decrease in investment advisory fees payable...................................        (1,514)
     Decrease in audit and tax fees payable.........................................       (19,637)
     Increase in legal fees payable.................................................           355
     Decrease in printing fees payable..............................................        (7,379)
     Decrease in administrative fees payable........................................       (13,067)
     Decrease in custodian fees payable.............................................          (940)
     Increase in transfer agent fees payable........................................           309
     Increase in Trustees' fees and expenses payable................................            96
     Increase in financial reporting fees payable...................................             5
     Increase in other liabilities payable..........................................           133
                                                                                      ------------
CASH PROVIDED BY OPERATING ACTIVITIES...............................................                 $  4,072,091
                                                                                                     ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Proceeds of Common Shares sold, net of offering costs..........................       194,477
     Distributions to Common Shareholders ..........................................    (7,325,647)
                                                                                      ------------
CASH USED IN FINANCING ACTIVITIES...................................................                   (7,131,170)
                                                                                                     ------------
Decrease in cash and foreign currency (a)...........................................                   (3,059,079)
Cash and foreign currency beginning of period.......................................                    3,727,559
                                                                                                     ------------
CASH AND FOREIGN CURRENCY END OF PERIOD.............................................                 $    668,480
                                                                                                     ============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees...................................                 $    110,928
                                                                                                     ============
NON-CASH FINANCING ACTIVITIES:
Proceeds from Common Shares reinvested..............................................                 $     77,326
                                                                                                     ============


(a) Includes net change in unrealized appreciation (depreciation) on foreign currency of $(1).


                        See Notes to Financial Statements                Page 11

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              SIX MONTHS
                                                 ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                               5/31/2015       ENDED         ENDED         ENDED         ENDED         ENDED
                                              (UNAUDITED)   11/30/2014    11/30/2013    11/30/2012    11/30/2011    11/30/2010
                                              -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period.......    $    7.72     $    8.61     $    7.85     $    6.98     $    7.69     $    5.98
                                               ---------     ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............         0.37          0.65          0.62          0.59          0.66          0.56
Net realized and unrealized gain (loss)....        (0.43)        (0.85)         0.81          0.93         (0.74)         1.76
                                               ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations...........        (0.06)        (0.20)         1.43          1.52         (0.08)         2.32
                                               ---------     ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income......................        (0.35)        (0.66)        (0.67)        (0.65)        (0.63)        (0.59)
Return of capital..........................           --         (0.03)           --         (0.00) (a)    (0.00) (a)    (0.02)
                                               ---------     ---------     ---------     ---------     ---------     ---------
Total distributions to Common
  Shareholders.............................        (0.35)        (0.69)        (0.67)        (0.65)        (0.63)        (0.61)
                                               ---------     ---------     ---------     ---------     ---------     ---------
Premium from shares sold in at the market
  offering.................................         0.00 (a)        --            --            --            --            --
                                               =========     =========     =========     =========     =========     =========
Net asset value, end of period.............    $    7.31     $    7.72     $    8.61     $    7.85     $    6.98     $    7.69
                                               =========     =========     =========     =========     =========     =========
Market value, end of period................    $    7.20     $    8.58     $    8.19     $    8.07     $    6.20     $    7.50
                                               =========     =========     =========     =========     =========     =========
TOTAL RETURN BASED ON NET ASSET
   VALUE (b)...............................        (0.82)%       (2.44)%       18.91%        22.48%        (1.01)%       40.04%
                                               =========     =========     =========     =========     =========     =========
TOTAL RETURN BASED ON MARKET
   VALUE (b)...............................       (12.10)%       14.00%        10.03%        41.76%        (9.84)%       50.41%
                                               =========     =========     =========     =========     =========     =========
-----------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......    $ 104,703     $ 110,395     $ 123,081     $ 112,133     $  99,697     $ 109,861
Ratio of total expenses to average net
  assets...................................         1.80% (c)     1.71%         1.73%         1.83%         1.85%         1.83%
Ratio of total expenses to average net
  assets excluding interest expense........         1.59% (c)     1.52%         1.50%         1.55%         1.58%         1.58%
Ratio of net investment income (loss) to
  average net assets.......................         9.99% (c)     8.00%         7.51%         7.81%         8.32%         7.93%
Portfolio turnover rate....................            5%           14%           13%           18%           11%           24%
INDEBTEDNESS:
Total loan outstanding (in 000's)..........    $  25,000     $  25,000     $  25,000     $  23,000     $  20,000     $  18,000
Asset coverage per $1,000 of
  indebtedness (d).........................    $   5,188     $   5,416      $  5,923     $   5,875     $   5,985     $   7,103

-----------------------------

(a)   Amount represents less than $0.01 per share.

(b) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(c)   Annualized.

(d) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the loan outstanding) and dividing by the loan outstanding in 000's.


Page 12                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 20, 2007, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol "FGB" on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. The Fund seeks attractive total return as a secondary objective. Under normal market conditions, the Fund invests at least 80% of its Managed Assets in a portfolio of securities of specialty finance and other financial companies that Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") believes offer attractive opportunities for income and capital appreciation. Under normal market conditions, the Fund concentrates its investments in securities of companies within industries in the financial sector. "Managed Assets" means the total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowings. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships ("MLPs") and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2015 (UNAUDITED)


      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of May 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts.

The Fund holds shares of business development companies ("BDCs") and may hold shares of exchange-traded funds ("ETFs"). The tax character of distributions received from these securities may vary when reported by the issuer after their tax reporting periods conclude.

The Fund may also hold shares of real estate investment trusts ("REITs"). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT's fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The REIT's characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

The Fund may also hold MLPs. For the six months ended May 31, 2015, distributions of $61,632 received from MLPs have been reclassified as return of capital. The cost basis of applicable MLP's has been reduced accordingly.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2015 (UNAUDITED)


Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

The tax character of distributions paid during the fiscal year ended November 30, 2014 was as follows:

Distributions paid from:

Ordinary income...................................   $   9,396,564
Return of capital.................................         356,935

As of November 30, 2014, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income.....................   $          --
Undistributed capital gains.......................              --
                                                     -------------
Total undistributed earnings......................              --
Accumulated capital and other losses..............    (150,466,005)
Net unrealized appreciation (depreciation)........      (2,724,315)
                                                     -------------
Total accumulated earnings (losses)...............    (153,190,320)
Other.............................................      (2,465,873)
Paid-in capital...................................     266,050,934
                                                     -------------
Net assets........................................   $ 110,394,741
                                                     =============

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At November 30, 2014, the Fund had capital loss carryforwards for federal income tax purposes of $149,316,975, expiring as follows:

         EXPIRATION DATE          AMOUNT

         November 30, 2015     $  5,166,354
         November 30, 2016       62,747,095
         November 30, 2017       55,647,845
         November 30, 2018       14,556,882
         November 30, 2019        5,452,015
         Non-expiring             5,746,784

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended November 30, 2014, the Fund incurred and elected to defer capital losses of $1,149,030.

The Fund is subject to certain limitations under the U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of May 31, 2015, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES

The Fund will pay all expenses directly related to its operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2015 (UNAUDITED)


3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Confluence serves as the Fund's Sub-Advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.50% of Managed Assets that is paid by First Trust from its investment advisory fee.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any Sub-Advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Fund for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended May 31, 2015, were $8,264,838 and $7,002,100, respectively.

                              5. CREDIT AGREEMENT

The Fund has a committed facility agreement (the "BNP Facility") with BNP Paribas Prime Brokerage, Inc. ("BNP"), which currently has a maximum commitment amount of $25,000,000. Absent certain events of default or failure to maintain certain collateral requirements, BNP may not terminate the BNP Facility except upon 180 calendar days prior notice. The interest rate under the BNP Facility is equal to the 1-month LIBOR plus 70 basis points. In addition, under the BNP Facility, the Fund pays a commitment fee of 0.85% on the undrawn amount.

The average amount outstanding for the six months ended May 31, 2015 was $25,000,000, with a weighted average interest rate of 0.87%. As of May 31, 2015, the Fund had outstanding borrowings of $25,000,000 under the BNP Facility. The high and low annual interest rates for the six months ended May 31, 2015 were 0.89% and 0.86%, respectively, and the interest rate at May 31, 2015 was 0.89%.

                           6. COMMON SHARE OFFERINGS

On February 23, 2015, the Fund and the Advisor entered into a sales agreement with JonesTrading Institutional Services, LLC ("JonesTrading") whereby the Fund may offer and sell up to 1,400,000 Common Shares from time to time through JonesTrading as agent for the offer and sale of the Common Shares. Sales of Common Shares pursuant to the sales agreement may be made in negotiated transactions or transactions that are deemed to be "at the market" as defined in Rule 415 under the 1933 Act, including sales made directly on the NYSE or sales made through a market maker other than on an exchange, at an offering price equal to or in excess of the net asset value per share of the Fund's Common Shares at the time such Common Shares are initially sold. The Fund intends to use the net proceeds from the sale of the Common Shares in accordance with its investment objectives and policies. Transactions for the period ended May 31, 2015, related to offerings under such sales agreement are as follows


                                                       NET PROCEEDS
      COMMON             NET           NET ASSET        RECEIVED IN
      SHARES          PROCEEDS         VALUE OF        EXCESS OF NET
       SOLD           RECEIVED        SHARES SOLD       ASSET VALUE
    -----------      -----------      -----------      -------------
      16,400          $125,208         $124,110           $1,098


Additionally, offering costs of $123,300 related to this offering were recorded as a prepaid asset and are being amortized to expense by the Fund on a straight line basis over the lesser of one year or until the Fund sells 1,400,000 Common Shares related to this offering.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2015 (UNAUDITED)


                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                     8. FINANCIAL SECTOR CONCENTRATION RISK

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in securities of companies within industries in the financial sector. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. Specialty finance and other financial companies in general are subject to extensive government regulation, which may change frequently. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of specialty finance and other financial companies. Financial companies can be highly dependent upon access to capital markets and any impediments to such access, such as general economic conditions or a negative perception in the capital markets of a company's financial condition or prospects, could adversely affect its business. Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2015 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

  FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2015 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Dividend and Income Fund, First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund, First Trust MLP and Energy Income Fund, First Trust Intermediate Duration Preferred & Income Fund and First Trust New Opportunities MLP & Energy Fund was held on April 20, 2015 (the "Annual Meeting"). At the Annual Meeting, Richard E. Erickson and Thomas R. Kadlec were elected by the Common Shareholders of the First Trust Specialty Finance and Financial Opportunities Fund as the Class II Trustees for a three-year term expiring at the Fund's annual meeting of shareholders in 2018. The number of votes cast in favor of Mr. Erickson was 12,476,231, the number of votes against was 140,375 and the number of broker non-votes was 1,682,993. The number of votes cast in favor of Mr. Kadlec was 12,470,048, the number of votes against was 146,558 and the number of broker non-votes was 1,682,993. James A. Bowen, Robert F. Keith and Niel B. Nielson are the other current and continuing Trustees.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

BUSINESS DEVELOPMENT COMPANY ("BDC") RISK: Investments in closed-end funds that elect to be treated as BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets or capital rising. As a result, a BDC's portfolio could include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Investments in BDCs are subject to various risks, including management's ability to meet the BDC's investment objective, and to manage the BDC's portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding a BDC or its underlying investments change. Certain BDCs in which the Fund invests employ the use of leverage in their portfolios through borrowings or in the issuance of preferred stock. While leverage often serves to increase the yield of a BEC, the leverage also subjects the BDC to increased risks, including the likelihood of increased volatility and the possibility that the BDC's common share income will fall if the dividend rate on any preferred shares or the interest rate on any borrowings rises. In addition, the market price for BDCs, together with other dividend paying stocks may be negatively affected by a rise in interest rates. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds; they may trade in the secondary market at a discount to their NAV.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

FINANCIAL SECTOR CONCENTRATION RISK: Under normal market conditions, the Fund will invest at least 80% of its managed assets in securities of companies within industries in the financial sector. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. Specialty finance and other financial companies in general are subject to extensive government regulation, which may change frequently. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2015 (UNAUDITED)


capital funds, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of specialty finance and other financial companies. Financial companies can be highly dependent upon access to capital markets and any impediments to such access, such as general economic conditions or a negative perception in the capital markets of a company's financial condition or prospects, could adversely affect its business. Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

REIT, MORTAGE-RELATED AND ASSET-BACKED SECURITIES RISKS: Investing in REITs involves certain unique risks in addition to investing in the real estate industry in general. REITs are subject to interest rate risk (especially mortgage REITs) and the risk of default by lessees or borrowers. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by the ability of the issuers of its portfolio of mortgages to repay their obligations. REITs whose underlying assets are concentrated in properties used by a particular industry are also subject to risks associated with such industry. REITs may have limited financial resources, their securities may trade less frequently and in a limited volume, and their securities may be subject to more abrupt or erratic price movements than larger company securities.

In addition to REITs, the Fund may invest in a variety of other mortgage-related securities, including commercial mortgage securities and other mortgage-backed instruments. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. In addition, mortgage-related securities are subject to prepayment risk, the risk that borrowers may pay off their mortgagees sooner than expected, particularly when interest rates decline. This can reduce the Fund's returns because the Fund may have to reinvest that money at lower prevailing interest rates.

The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. If the Fund is not in compliance with certain credit facility provisions, the Fund may not be permitted to declare dividends or other distributions.

NON-DIVERSIFICATION RISK: Because the Fund is non-diversified, it is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be more susceptible to any single ecnomic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

FIRST TRUST


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
20 Allen Avenue, Suite 300
St. Louis, MO 63119

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    First Trust Specialty Finance and Financial Opportunities Fund
                --------------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: July 15, 2015
     -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: July 15, 2015
     -----------------


By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: July 15, 2015
     -----------------


* Print the name and title of each signing officer under his or her signature.